CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities		$ 2,443	$ 2,949	$ 2,515
Investing activities
Other cash flows from investing activities		30	28	19
Net cash flows from / (used in) investing activities		(1,910)	(1,888)	1,997
Financing activities
Proceeds from borrowings, net of fees paid	[1]	4,621	2,610	807
Repayment of debt		(4,376)	(2,978)	(4,122)
Dividends paid to equity owners of the parent		(259)	(520)	(508)
Net cash flows from / (used in) financing activities		(103)	(1,639)	(3,916)
Net increase / (decrease) in cash and cash equivalents		430	(578)	596
Net foreign exchange difference		(48)	(9)	(119)
Cash and cash equivalents at beginning of period		1,250
Cash and cash equivalents at end of period		1,594	1,250
Veon Ltd.
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities		(13)	(213)	23
Investing activities
Receipt of dividends		0	0	571
Receipt of capital surplus from a subsidiary		317	650	0
Other cash flows from investing activities		0	101	(76)
Net cash flows from / (used in) investing activities		317	751	495
Financing activities
Proceeds from borrowings, net of fees paid		0	0	0
Repayment of debt		0	0	0
Dividends paid to equity owners of the parent		(260)	(522)	(505)
Share capital issued and paid		0	0	0
Net cash flows from / (used in) financing activities		(260)	(522)	(505)
Net increase / (decrease) in cash and cash equivalents		44	16	13
Net foreign exchange difference		0	0	1
Cash and cash equivalents at beginning of period		35	19	5
Cash and cash equivalents at end of period		$ 79	$ 35	$ 19

[1]	Fees paid for borrowings were US$29 (2019: US$23, 2018: US$64)